Stockholders' Equity - Additional Information (Detail)											1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Aug. 19, 2024 USD ($) $ / shares shares	Jul. 01, 2024 shares	Dec. 18, 2023 USD ($)	Sep. 19, 2023 USD ($)	Aug. 19, 2023 USD ($) $ / shares	Jun. 01, 2023 USD ($) shares	Aug. 19, 2022	Aug. 02, 2022 USD ($) $ / shares shares	Aug. 01, 2022 USD ($) shares	Aug. 19, 2021	Aug. 31, 2020 $ / shares shares	Sep. 30, 2014 $ / shares shares	Sep. 30, 2024 USD ($) yr $ / shares shares	Sep. 30, 2024 USD ($) yr $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2024 USD ($) yr $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Mar. 21, 2024 $ / shares	Jun. 29, 2023 shares
Class Of Stock [Line Items]
Stock issued during period shares new issues | shares								19,000
Preferred stock, par value | $ / shares													$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001		$ 0.001
Common stock shares authorized | shares													75,000,000	75,000,000		75,000,000	75,000,000		75,000,000		75,000,000
Net proceeds								$ 2,008,000
Common stock, shares issued | shares													1,590,000	1,590,000		1,590,000	1,579,000		1,579,000		1,692,000
Warrants exercised for cash													$ 1,931,004
Common stock shares issued for services | shares																					16,000
Value of common stock shares for services																					$ 110,000
Issuance of restricted stock units | shares																			89,000		78,000
Weighted average contractual term														7 years 1 month 28 days	9 years 3 months 3 days				7 years 8 months 19 days		8 years 9 months 29 days
Total expense for restricted stock units issuance														$ 3,000	$ 47,000
Share issuance costs																					$ 43,000
Stock-based compensation expense														$ 98,000	160,000				$ 607,000		$ 1,490,000
Sales agreement aggregate offering price			$ 10,900,000
Preferred stock, shares authorized | shares													5,000,000	5,000,000		5,000,000	5,000,000		5,000,000		5,000,000
Class of warrant or right number of securities called by each warrant or right | shares													3,587,800	3,587,800		3,587,800
Series A Warrants [Member]
Class Of Stock [Line Items]
Deemed dividend on warrant modifications																$ 965,177
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input													0	0		0
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input													5.4	5.4		5.4
Minimum [Member] | Measurement Input, Price Volatility [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input													75	75		75
Minimum [Member] | Measurement Input, Expected Term [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input | yr													0.1	0.1		0.1
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input													5.5	5.5		5.5
Maximum [Member] | Measurement Input, Price Volatility [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input													112	112		112
Maximum [Member] | Measurement Input, Expected Term [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input | yr													0.6	0.6		0.6
2017 Omnibus Incentive Plan [Member]
Class Of Stock [Line Items]
Common stock, shares issued | shares													13,000	13,000		13,000	440,000		440,000
Percentage of fully diluted shares of common stock														8.00%					8.00%
Two Thousand And Seventeen Omnibus Incentive Plan [Member]
Class Of Stock [Line Items]
Stock option vesting description																					vest as to 25% on August 30, 2024, with the remaining portion vesting in equal monthly installments over a period of 36 months from September 30, 2024 to September 30, 2027. All of the options to purchase shares of common stock granted have a 10-year term and are subject to cancellation upon the grantees’ termination of service for the Company, with certain exceptions.
Stock option term																			10 years
Stock options [Member]
Class Of Stock [Line Items]
Issuance of restricted stock units | shares																			89,000		78,000
Stock options exercise price | $ / shares																	$ 4.655		$ 4.655
Aggregate intrinsic value of stock options outstanding
Aggregate intrinsic value of stock options exercisable													$ 0	$ 0	0	$ 0		$ 0
Unrecognized compensation expense													224,000	$ 224,000		224,000	322,000		$ 322,000
Unrecognized compensation expense, term														1 year 9 months 18 days					2 years 7 days
Aggregate intrinsic value of unvested stock options														$ 0	$ 0
Vesting rights, percentage																			25.00%
Restricted Stock Units [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues | shares														2,000	2,000				4,000
Issuance of restricted stock units | shares																					78,000
Total expense for restricted stock units issuance						$ 186,000			$ 155,000
Vesting period						1 year			4 years
Vested and converted to common shares | shares		60,000																	4,000
Amount recognized related to RSU																	171,000		$ 171,000		$ 90,000
Stock-based compensation expense														$ 3,000	$ 47,000
Common stock [Member]
Class Of Stock [Line Items]
Common stock shares authorized | shares																					75,000,000			5,500,000
Officers [Member] | Restricted Stock Units [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues | shares						60,000			18,000
Stock option commencing date, description						Subject to providing continuous service to the Company, the RSUs all fully vest on June 1, 2024.			Subject to providing continuous service to the Company, the RSUs vest in four equal annual installments commencing August 1, 2023
Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Dividends, Preferred Stock	$ 2,000				$ 49,000
Sale of Stock, Price Per Share | $ / shares	$ 7.93				$ 3.53
Preferred stock	$ 13,000				$ 173,000												9,973,000		9,973,000		$ 10,366,000
Stock issued during period shares new issues | shares														2,000
Liquidation value																	$ 9,973,000		$ 9,973,000		$ 10,366,000
Preferred Stock, shares issued | shares																	14,000		14,000		14,000
Convertible preferred stock | shares	7,000
Series C Preferred Stock [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage					20.00%
Series C Preferred Stock [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage	25.00%
Stock issued during period shares new issues | shares														7,000
Series C-1 Preferred Shares [Member]
Class Of Stock [Line Items]
Conversion price | $ / shares													$ 2,030	$ 2,030		$ 2,030	$ 58		$ 58
Series C-2 Preferred Shares [Member]
Class Of Stock [Line Items]
Conversion price | $ / shares													2,124.5	2,124.5		2,124.5	$ 60.7		$ 60.7
Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Conversion price | $ / shares													$ 2,012.5	$ 2,012.5		$ 2,012.5
Preferred Stock Series A [Member]
Class Of Stock [Line Items]
Preferred stock													$ 279,000	$ 279,000		$ 279,000	$ 279,000		$ 279,000		$ 279,000
Preferred stock, rate of dividend												3.00%
Liquidation value													$ 279,000	$ 279,000		$ 279,000	$ 279,000		$ 279,000		$ 279,000
Preferred Stock, shares issued | shares													279,000	279,000		279,000	279,000		279,000		279,000
Change in preferred stock														$ 0	0				$ 0		$ 0
Convertible Promissory Notes Offering [Member]
Class Of Stock [Line Items]
Value of outstanding warrants													$ 18,797,800	18,797,800		$ 18,797,800
Preffered Investors Offerings [Member]
Class Of Stock [Line Items]
Value of outstanding warrants													$ 33,015,300	$ 33,015,300		$ 33,015,300
Private Placement [Member] | Series C Preferred Stock Warrants [Member]
Class Of Stock [Line Items]
Shares issued of common stock for services | shares														2,504					2,504,000
Shares issued, price per share | $ / shares													$ 1,000	$ 1,000		$ 1,000	$ 1,000		$ 1,000
ATM Facility [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares																	$ 0.21		$ 0.21
Aggregate number of shares sell | shares																	53,151,000		1,519,000
Share issuance costs																	$ 435,000
Sales agreement aggregate offering price				$ 2,850,000
Net proceeds																	$ 10,471,000		$ 10,471,000
Lincoln Park [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares																	$ 0.23		$ 0.23
Aggregate number of shares sell | shares																			400,000
Net proceeds																			$ 105,000
Merger Agreement [Member] | Series C Preferred Stock [Member] | First Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage										10.00%
Merger Agreement [Member] | Series C Preferred Stock [Member] | Second Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage							15.00%
Merger Agreement [Member] | Series C Preferred Stock [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage					20.00%
Merger Agreement [Member] | Series C Preferred Stock [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage	25.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Shares issued of common stock for services | shares											25,028,000
Shares issued, price per share | $ / shares											$ 1,000
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member] | First Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage														10.00%					10.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member] | Second Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage														15.00%					15.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage														20.00%					20.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage														25.00%
Sales Agreement [Member] | ATM Facility [Member]
Class Of Stock [Line Items]
Commission rate				3.00%
Purchase Agreement [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares								$ 10.12
Stock issued during period shares new issues | shares								33,000
Net proceeds																					$ 1,903,000
Common stock, shares issued | shares																					229,000
Maximum committed purchase obligation								$ 2,000,000
Aggregate number of shares sell | shares								262,000
Percentage of aggregate number of shares sell								19.99%
Purchase Agreement [Member] | Maximum [Member]
Class Of Stock [Line Items]
Amount of purchase common stock issued								$ 20,000,000
Purchase Agreement [Member] | Regular Purchase [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues | shares								10,000
Exchange Agreement [Member] | Preferred Stock Series A [Member]
Class Of Stock [Line Items]
Preferred stock, rate of dividend												3.00%
Preferred Stock, shares issued | shares												279,000
Preferred stock, par value | $ / shares												$ 1
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Class Of Stock [Line Items]
Preferred stock													$ 8,056	$ 8,056		$ 8,056				$ 8,056		$ 8,062
Common stock shares authorized | shares													300,000,000	300,000,000		300,000,000
Amount of purchase common stock issued																						$ 16,601,000
Net proceeds																$ 5,000,000
Value of outstanding warrants													$ 59,648,400	$ 59,648,400		59,648,400				$ 45,186,000
Warrants exercised for cash																$ 1,931,004
Issuance of restricted stock units | shares																4,638,471				1,711,350		1,440,000
Stock options exercise price | $ / shares													$ 0.53	$ 0.53		$ 0.53				$ 0.52
Share issuance costs																$ 300,000
Number of voting rights for each common stock held | Vote																				1
Common stock, voting rights																				Holders of common stock are entitled to one vote for each share of common stock.
Preferred stock, shares authorized | shares													150,000,000	150,000,000		150,000,000				150,000,000
Maximum debt issuance during the period																$ 250,000				$ 250,000
Deemed dividend on warrant modifications														$ 965,177	$ 0	965,177		$ 0
Conversion price | $ / shares																							$ 0.68
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Service [Member]
Class Of Stock [Line Items]
Value of outstanding warrants													$ 7,835,300	$ 7,835,300		7,835,300				$ 8,579,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, per share amounts of preferred dividends in arrears | $ / shares																				$ 0.066
Preferred stock, amount of preferred dividends in arrears																$ 6,160,000				$ 3,594,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Series B Preferred Stock [Member] | First Two Years [Member]
Class Of Stock [Line Items]
Preferred stock, per share amounts of preferred dividends in arrears | $ / shares																$ 0.066				$ 0.0264
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Series B Preferred Stock [Member] | After Two Years [Member]
Class Of Stock [Line Items]
Preferred stock, per share amounts of preferred dividends in arrears | $ / shares																0.0264
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Preferred Stock Series A [Member]
Class Of Stock [Line Items]
Preferred stock, per share amounts of preferred dividends in arrears | $ / shares																0.0208				0.0208
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Series A-1 preferred stock [Member]
Class Of Stock [Line Items]
Preferred stock, per share amounts of preferred dividends in arrears | $ / shares																$ 0.0264				$ 0.0264
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Series A And A-1 Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, amount of preferred dividends in arrears																$ 6,530,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Series A And A-1 Preferred Stock [Member] | After Two Years [Member]
Class Of Stock [Line Items]
Preferred stock, amount of preferred dividends in arrears																				$ 5,570,000